Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Logan Capital Broad Innovative Growth ETF
Shareholder Report [Line Items]
Fund Name	Logan Capital Broad Innovative Growth ETF
Class Name	Logan Capital Broad Innovative Growth ETF
Trading Symbol	LCLG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Logan Capital Broad Innovative Growth ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://logancapitalfunds.com/regulatory-info. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://logancapitalfunds.com/regulatory-info
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Logan Capital Broad Innovative Growth ETF	$50	0.86%
[1]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.86%
Net Assets	$ 92,630,242
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 272,668
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$92,630,242
Number of Holdings	58
Net Advisory Fee	$272,668
Portfolio Turnover	3%
30-Day SEC Yield	-0.13%
30-Day SEC Yield Unsubsidized	-0.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
AppLovin Corp.	6.1%
KLA Corp.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc.	5.7%
Amphenol Corp.	5.4%
Netflix, Inc.	4.6%
Apple, Inc.	4.5%
Amazon.com, Inc.	4.2%
MasterCard, Inc.	3.9%
Meta Platforms, Inc.	3.7%

Top Sectors	(%)
Information Technology	37.7%
Consumer Discretionary	16.3%
Communication Services	16.0%
Industrials	14.4%
Financials	7.4%
Health Care	3.7%
Materials	1.6%
Consumer Staples	0.9%
Cash & Other	2.0%
[2]
Updated Prospectus Web Address	https://logancapitalfunds.com/regulatory-info

[1]
*	Annualized

[2]
*	Expressed as a percentage of net assets.